SHARE BASED PAYMENT (Details) (EUR €)	12 Months Ended						1 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 10, 2010	Dec. 31, 2009	Jul. 31, 2009	May 25, 2007	Jun. 30, 2005 Program A1 And A2 [Member]	Jun. 30, 2006 Program B [Member]	Jun. 30, 2007 Program C [Member]	Dec. 31, 2011 Program A1 Grant [Member]	Dec. 31, 2011 Program A2 Grant [Member]	Dec. 31, 2011 Program B [Member]
SHARE BASED PAYMENT
Balance Outstanding at January 1,	1,998,496
Balance Cancelled during the year	(1,998,496)
Balance Outstanding at December 31,	0	1,998,496
Balance Vested but not exercised at December 31,	0
Weighted average exercise price
Weighted average exercise price Cancelled during the year	€ 20.45
Weighted average exercise price Outstanding at December 31	€ 20.45
Option Pricing Model [Line Items]
Total Shares options granted per Program										2,992,620	496,500	3,014,100
Adjustments due to share capital increases										120,315	35,632	162,720
Number of share options exercised										(1,426,883)	(53,475)	(798,590)
Number of share options cancelled										(1,686,052)	(478,657)	(2,378,230)
Outstanding balance										0	0	0
Stock Option Program [Line Items]
Maximum number of new ordinary shares to be issued.							2.5	2.5	12
Adjusted maximum number of new ordinary shares to be issued.							3.5	3.5	12.5
Exercise price from							€ 5	€ 5	€ 5,000
Program duration							5	5	8
Exercise price up to % of average market price							€ 70	€ 70	€ 85
Maximum number of options granted is a % of total number of shares outstanding									€ 1
Share Based Payment Textual Details [Abstract]
Weighted average remaining contractual term	0	0.5
Total fair value of options vested during	€ 0	€ 4,814,000
Distribution of ordinary shares to staff as bonus						350,000
Par value of ordinary shares distributed to staff as bonus	€ 5.00	€ 5.00	€ 5		€ 5
Profit capitalization for distribution of ordinary shares to staff as bonus						1,750,000
Total expense recognized during year related to distribution of ordinary shares to staff as bonus	0	1,847,000		4,433,000
Total Expense Recognised During Year	€ 0	€ 10,500,000		€ 8,300,000